Unaudited Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2024	$ 2,014,949	$ 92,709,334	$ (67,919,627)	$ (201,491)	$ 26,603,165
Balance (in Shares) at Dec. 31, 2024	25,186,864
Net loss			(46,428,612)		(46,428,612)
Foreign currency translation adjustment				3,131	3,131
Balance at Jun. 30, 2025	$ 2,014,949	92,709,334	(114,348,239)	(198,360)	(19,822,316)
Balance (in Shares) at Jun. 30, 2025	25,186,864
Balance at Dec. 31, 2025	$ 7,967,024	130,728,219	(123,994,872)	(181,214)	$ 14,519,157
Balance (in Shares) at Dec. 31, 2025	99,587,811				99,587,811
Net loss			(1,576,649)		$ (1,576,649)
Foreign currency translation adjustment				20,229	20,229
Balance at Jun. 30, 2026	$ 7,967,024	$ 130,728,219	$ (125,571,521)	$ (160,985)	$ 12,962,737
Balance (in Shares) at Jun. 30, 2026	99,587,811				99,587,811